Litigation	12 Months Ended
Dec. 31, 2022
Litigation [Abstract]
Litigation
23.	Litigation
In 2022, prior to the issuance date of these consolidated financial statements, the Group was involved in four litigations (all now dismissed) in the United States adverse to AbbVie arising out of the development of Alvotech’s AVT02 product, and the filing of a biologics license application with the U.S. Food and Drug Administration seeking regulatory approval (the “AbbVie Litigations”).
On 19 March 2021, AbbVie Inc. and AbbVie Biotechnology Ltd. (collectively, “AbbVie”) filed an action against Alvotech hf. in the United States District Court for the Northern District of Illinois alleging trade secret misappropriation under the Defend Trade Secrets Act and under the Illinois Trade Secrets Act. The complaint pleaded, among other things, that Alvotech hired a certain former AbbVie employee in order to acquire and access trade secrets belonging to AbbVie. In October 2021, the Court granted Alvotech’s motion to dismiss the action, and AbbVie later appealed that ruling to U.S. Court of Appeals for the Seventh Circuit.
On 17 December 2021, AbbVie Inc., AbbVie Biotechnology Ltd, and AbbVie Operations Singapore Pte. Ltd. filed a complaint with the U.S. International Trade Commission against Alvotech hf., Alvotech Germany GmbH, Alvotech Swiss AG, Alvotech USA Inc., Teva Pharmaceutical Industries Ltd., Teva Pharmaceuticals USA Inc., and Ivers-Lee AG (Certain Adalimumab, Processes for Manufacturing or Relating to Same, and Products Containing Same, Investigation No. 337-TA-1296). The complaint raised trade secret misappropriation allegations similar to those raised in the trade secret litigation that AbbVie previously filed in the Northern District of Illinois.
On 27 April 2021, AbbVie filed an action against Alvotech hf. in the United States District Court for the Northern District of Illinois alleging infringement of four patents, under the patent laws of the United States. On 28 May 2021, AbbVie filed another action against Alvotech hf. in the United States District Court for the Northern District of Illinois alleging infringement of 58 patents, under the patent laws of the United States, the BPCIA, and the Declaratory Judgment Act, and later added two more patents.
As of 31 December 2022, the AbbVie Litigations were dismissed. On 8 March 2022, Alvotech entered into the AbbVie U.S. Agreement with AbbVie Inc. and AbbVie Biotechnology Ltd with respect to AVT02 for the U.S. market. Pursuant to the settlement component of the AbbVie U.S. Agreement, the parties agreed to stipulate to the dismissal of all claims, counterclaims and potential claims in the four U.S. litigations, with each party to bear its own fees and costs. The parties further agreed to release each other from certain claims and demands. Under the licensing component of the AbbVie U.S. Agreement, AbbVie granted Alvotech a license effective 1 July 2023 to make, import, use, distribute, sell and offer for sale AVT02 in the U.S. and a license to manufacture, import and store a reasonable amount of AVT02 in anticipation of the commercial launch of AVT02 in the U.S. Under the agreement, Alvotech may sublicense certain rights to Teva, as a commercialization partner, and may also sublicense to other parties subject to certain conditions. In return, Alvotech is obligated to pay a royalty to AbbVie in the single digits of the net sales of AVT02 in the U.S. The agreement does not provide for upfront or milestone payments. The obligation of Alvotech to pay royalties shall terminate on the earlier of (i) 11 February 2025; or (ii) a determination that licensed patents are invalid or unenforceable, at which time the license granted will be deemed fully paid up and irrevocable. Each party has the right to terminate the agreement upon breach of certain terms of the agreement that remains uncured for a certain period of time. Additionally, AbbVie may terminate the agreement if Alvotech takes certain actions concerning the patentability, validity or enforceability of AbbVie’s patents in the U.S. with respect to AVT02.
The Group incurred approximately $8.7 million, $13.5 million and $7.9 million in legal expenses during the years ended 31 December 2022, 2021, and 2020, respectively, in preparation for, and/or in relation to, these litigations. Aside from these matters, the Group is not currently a party to any material litigations or similar matters.